Shareholders’ Deficit - Schedule of Stock Grant Activity (Details) - Stock Grants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Stock Grant Activity [Line Items]
Shares, Nonvested at beginning of period		14,845
Weighted Average Grant Date Fair Value, Nonvested at beginning of period		$ 5.19
Shares, Granted	369,541
Weighted Average Grant Date Fair Value, Granted	$ 1.43
Shares, Vested	(23,291)	(12,295)
Weighted Average Grant Date Fair Value, Vested	$ (1.47)	$ (4.93)
Shares, Forfeited		(2,550)
Weighted Average Grant Date Fair Value, Forfeited		$ (6.43)
Shares, Nonvested at end of period	346,250
Weighted Average Grant Date Fair Value, Nonvested at end of period	$ 1.43